Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, plant and equipment
The following table summarizes the Company's property and equipment balances and includes the estimated useful lives that are generally used to depreciate the assets on a straight-line basis:

		Fiscal Years Ended January 31,
(Amounts in millions)	Estimated Useful Lives	2015	2014
Land	N/A	$26,261	$26,184
Buildings and improvements	3-40 years	97,496	95,488
Fixtures and equipment	2-30 years	45,044	42,971
Transportation equipment	3-15 years	2,807	2,785
Construction in progress	N/A	5,787	5,661
Property and equipment		$177,395	$173,089
Accumulated depreciation		(63,115)	(57,725)
Property and equipment, net		$114,280	$115,364

Schedule of goodwill
The following table reflects goodwill activity, by reportable segment, for fiscal 2015 and 2014:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Total
Balances as of February 1, 2013	$443	$19,741	$313	$20,497
Changes in currency translation and other	—	(1,000)	—	(1,000)
Acquisitions(1)	8	5	—	13
Balances as of January 31, 2014	451	18,746	313	19,510
Changes in currency translation and other	—	(1,418)	—	(1,418)
Acquisitions(1)	10	—	—	10
Balances as of January 31, 2015	$461	$17,328	$313	$18,102

(1)	Goodwill recorded for fiscal 2015 and 2014 acquisitions relates to acquisitions that are not significant, individually or in the aggregate, to the Company's Consolidated Financial Statements.

Deferred revenue, by arrangement, disclosure
The following table summarizes membership fee activity for fiscal 2015, 2014 and 2013:

	Fiscal Years Ended January 31,
(Amounts in millions)	2015	2014	2013
Deferred membership fee revenue, beginning of year	$641	$575	$559
Cash received from members	1,410	1,249	1,133
Membership fee revenue recognized	(1,292)	(1,183)	(1,117)
Deferred membership fee revenue, end of year	$759	$641	$575